Revenue (Tables)	9 Months Ended
Sep. 30, 2024
Revenue [Abstract]
Schedule of Revenue Disaggregated by Geography	Revenue disaggregated by geography, based on the billing address of the Company’s customers, consists of the following (in thousands):
	Nine months ended September 30,
	2024		2023
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
USA	$202	30.15%	$88	7.81%
Sweden	196	29.25%	246	21.89%
Germany	20	2.99%	81	7.26%
China	201	30.15%	473	42.14%
Taiwan	-	-	31	2.73%
Israel	50	7.46%	-	-
HK	-	-	204	18.17%
Total revenue	$669	100%	$1,123	100%